Notes Payable (Details) - Schedule of Notes Payable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 1,683,694	$ 1,358,211
Less: Debt Discount	(314,108)	(15,547)
Less: Debt Issuance Costs
Outstanding Principal, Total	1,683,694	1,342,664	$ 1,587,952
Less: Current Debt	(1,645,680)	(1,278,672)
Total Long-Term Debt	38,014	63,992
The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 198,577	198,577
Interest Rate	1.00%
Maturity Date	May 2022
The First December 2021 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		185,655
Interest Rate	10.00%
Maturity Date	June 2023
The Second December 2021 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		313,979
Interest Rate	14.00%
Maturity Date	June 2022
First Denver Bodega LLC Loan [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 38,014
Interest Rate	5.00%
Maturity Date	March 2025
The Third May 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 9,409
Interest Rate
Maturity Date	November 2022
The Fourth May 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 31,701
Interest Rate
Maturity Date	November 2022
The Second June Loan agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 39,500
Maturity Date	October 2022
The First August 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 130,615
Interest Rate	14.00%
Maturity Date	November 2022
The Second August 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 387,950
Interest Rate
Maturity Date	January 2023
The First September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 73,236
Interest Rate
Maturity Date	September 2023
The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 763,625
Interest Rate
Maturity Date	May 2023
The Third September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 256,964
Interest Rate
Maturity Date	April 2023
The November 2022 Loan [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total	$ 68,211
Interest Rate
Maturity Date	June 2023
Seller’s Choice Note [Member]
Schedule of Notes Payable [Abstract]
Outstanding principal, Total		$ 660,000
Interest Rate	30.00%
Maturity Date	September 2020